Share-based Compensation - Stock Option Activity Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 13, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of stock options granted (in dollars per share)		$ 7.84	$ 12.03	$ 13.80
Stock compensation expense not yet recognized, options		$ 8,914
Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		1 year 4 months 24 days
Employee Stock Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense not yet recognized, options		$ 7,149
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense not yet recognized, options		$ 1,765
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		1 year 3 months 18 days
Stock compensation costs not yet recognized, awards other than options		$ 17,249
Time Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation costs not yet recognized, awards other than options		6,505
Performance Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation costs not yet recognized, awards other than options		9,701
Market Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation costs not yet recognized, awards other than options		$ 1,043
2013 Long-Term Incentive Plan | Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense not yet recognized, options					$ 5,000
2013 Long-Term Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award catch up period	8 years
2013 Long-Term Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award catch up period	8 years
2013 Long-Term Incentive Plan | Minimum | Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
2013 Long-Term Incentive Plan | Minimum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
2013 Long-Term Incentive Plan | Maximum | Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
2013 Long-Term Incentive Plan | Maximum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years